Share-based Compensation - Summary of the restricted shares activities (Details) - Restricted shares [Member] - TuanChe Limited Share Incentive Plan (the "Plan") - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Number of restricted shares
Outstanding Balance	6,034,250	6,917,595
Granted	1,500,000	1,390,000
Forfeit	(312,000)	(249,500)
Vested	(3,648,500)	(2,023,845)
Outstanding Balance	3,573,750	6,034,250
Weighted-Average Grant-Date Fair Value
Outstanding Balance	$ 0.527	$ 0.692
Granted	0.209	0.154
Forfeit	0.431	1.303
Vested	0.474	0.738
Outstanding Balance	$ 0.457	$ 0.527